Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Statement [Abstract]
Revenue		$ 1,305	$ 987	$ 5,648	$ 2,742
Operating expenses:
Cost of revenue (exclusive of depreciation and amortization below)		94	52	334	162
Research and development		25,560	15,301	63,165	38,321
General and administrative		9,150	4,002	29,426	8,098
Sales and marketing		900	263	2,848	863
Depreciation and amortization		1,740	1,707	4,996	4,242
Other operating (income) expense, net		(1,512)	358	(7,236)	40
Total operating expenses		35,932	21,683	93,533	51,726
Loss from operations		(34,627)	(20,696)	(87,885)	(48,984)
Other income (expense), net:
Interest income (expense), net		2,272	334	4,401	1,228
Loss on fair value of earn-out share liabilities, net		0	0	(7,764)	0
Loss on derivative instruments, net		0	0	(1,907)	0
Other income (expense), net		159	64	(1,696)	113
Total other income (expense), net		2,431	398	(6,966)	1,341
Net loss		$ (32,196)	$ (20,298)	$ (94,851)	$ (47,643)
Net loss per share, basic (in dollars per share)	[1]	$ (0.11)	$ (0.36)	$ (0.42)	$ (0.85)
Net loss per share, diluted (in dollars per share)	[1]	$ (0.11)	$ (0.36)	$ (0.42)	$ (0.85)
Weighted average shares outstanding, basic (in shares)	[1]	304,940,693	55,822,815	226,468,688	55,753,996
Weighted average shares outstanding, diluted (in shares)	[1]	304,940,693	55,822,815	226,468,688	55,753,996
Comprehensive loss:
Net loss		$ (32,196)	$ (20,298)	$ (94,851)	$ (47,643)
Cumulative translation adjustment		236	(278)	473	701
Net comprehensive loss		$ (31,960)	$ (20,576)	$ (94,378)	$ (46,942)

[1]	Net loss per share and weighted average shares outstanding have been retroactively recast after giving effect to the Reverse Recapitalization.